Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We have adopted a policy governing the grant of equity awards in order to create a framework for the consistent process for the granting of equity awards and to ensure the integrity and efficiency of our equity award process. Equity awards, including stock options, are granted in accordance with a predetermined schedule. Annual grants of equity awards, including stock options, to eligible recipients are made during the prescheduled Board and Board committee meetings held to approve the Company’s Annual Report on Form 10-K. Equity awards, including stock options, made in connection with a new hire or in connection with the promotion of or bonus award to an existing employee are granted at the next regularly scheduled meeting of the Compensation Committee.

Our Compensation Committee does not purposely accelerate or delay the public release of material information in order to allow the award recipient to benefit from a more favorable stock price. Management advises the Compensation Committee and the Board whenever it is aware that material non-public information is planned to be released to the public in close proximity to the grant date of any equity award, including stock options.